Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

On February 17, 2022, the Company amended the lease agreement (the “Lease Amendment”). The Lease Amendment extended the current lease for an additional 18 months, which commenced on March 1, 2022, and expanded the leased space to a total of 23,311 square feet from the previous 6,886 square feet.